Subsequent Events (Details Narrative) - Community Specialty Pharmacy, LLC [Member] - USD ($)	Oct. 15, 2018	Dec. 31, 2016
Ownership percentage		100.00%
Subsequent Event [Member]
Ownership percentage	100.00%
Payment to acquired cash	$ 300,000
Subsequent Event [Member] | Revocable Warrant [Member]
Warrant purchase for common stock	405,507
Warrant exercisable term	8 years
Strike price	$ 0.01
Fair value of warrant	$ 170,313
Subsequent Event [Member] | Promissory Note [Member]
Debt instrument face amount	$ 300,000
Interest rate	10.00%
Debt instrument term	36 months